Goldman Sachs Core Bond ETF Annual Fund Operating Expenses - Goldman Sachs Core Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 29, 2026
Goldman Sachs Core Bod ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.26%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.25%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.
[2]	The Investment Adviser has agreed to waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests. This arrangement will remain in effect through at least December 29, 2026, and prior to such date the Investment Adviser may not terminate this arrangement without the approval of the Board of Trustees.